Leases - Consolidated balance sheet, cash flow and other information related to leases (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2020 USD ($)
ASSETS
Operating lease right-of-use assets, net	¥ 42,293	¥ 105,839	$ 6,482
LIABILITIES
Operating lease liabilities, current	18,264	57,490	2,799
Operating lease liabilities, non-current	34,367	54,718	5,267
Total	52,631	112,208	$ 8,066
Cash paid for amounts included in the measurement of lease liabilities	38,399	73,315
Right-of-use assets obtained in exchange for operating lease liabilities	¥ 28,444	¥ 68,825
Weighted average remaining lease term (years)	0 years	4 years 10 months 6 days	0 years
Weighted average discount rate	5.00%	5.00%	5.00%